Income Taxes Schedule of Unrecognized Tax Benefits Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 5,497	$ 5,441	$ 8,526
Additions based on tax positions related to the current year	973	952	713
Additions for tax positions of prior years	167	192	281
Reductions for tax positions of prior years	(2,379)		(86)
Reductions for tax positions of prior years—timing differences			(2,041)
Lapse of statutes of limitations	(998)	(892)	(1,952)
Settlements with taxing authorities	(957)	(196)
Balance at December 31	$ 2,303	$ 5,497	$ 5,441